BUSINESS ACQUISITIONS (Details) - Chiefton Acquisition, Aggregate Consideration - USD ($)	Dec. 31, 2016	Dec. 31, 2015
BUSINESS ACQUISITIONS (Details) - Chiefton Acquisition, Aggregate Consideration [Line Items]
Cash	$ 773,795	$ 58,711
Common stock	$ 17,129	14,915
Chiefton Acquisition [Member]
BUSINESS ACQUISITIONS (Details) - Chiefton Acquisition, Aggregate Consideration [Line Items]
Cash		12,249
Common stock		69,400
Aggregate consideration		$ 81,649